Segment data - Additional Information (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Segment Reporting Information [Line Items]
Total assets	¥ 51,936,949	¥ 50,308,249	¥ 48,750,186
Corporate
Segment Reporting Information [Line Items]
Total assets	¥ 9,329,020	¥ 9,386,399	¥ 9,177,953